Organization and Business Operations - Additional Information (Details) - USD ($)			9 Months Ended
	Mar. 01, 2021	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation		Sep. 14, 2020	Sep. 14, 2020
Proceeds from initial public offering	$ 345,000,000		$ 345,000,000
Proceeds from sale of warrants			$ 8,900,000
Maximum maturity period		185 days	185 days
Regulatory withdrawal of interest from trust account, annual limit		$ 900,000	$ 900,000
Regulatory withdrawal of interest from trust account, maximum period		24 months	24 months
Redemption percentage of public shares of common stock if business combination not completed		100.00%	100.00%
Number of days to seek shareholder approval for redemption of shares		2 days	2 days
Number of days to provide opportunity to shareholders to sell their shares		2 days	2 days
Dissolution expenses, maximum allowed		$ 100,000	$ 100,000
Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Threshold period to complete business combination from closing of public offering			24 days
Threshold net tangible assets		$ 5,000,001	$ 5,000,001
Number of days to redeem public shares of common stock if business combination not completed		10 days	10 days
Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of fair market value		80.00%	80.00%
Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Amount placed in trust account	345,000,000
Proceeds from sale of warrants	$ 8,900,000
Private Placement | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Threshold period to complete business combination from closing of public offering		24 months	24 months